Loans Receivable And Allowance For Credit Losses (Summary Of Loans Receivable) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Loans Receivable And Allowance For Credit Losses [Abstract]
One-to four-family	$ 4,918,778	$ 4,915,651
Multi-family and commercial	57,965	66,476
Construction	47,368	33,168
Total real estate loans	5,024,111	5,015,295
Home equity	164,541	186,347
Other	7,224	7,671
Total consumer loans	171,765	194,018
Total loans receivable	5,195,876	5,209,313
Undisbursed loan funds	22,531	15,489
ACL	15,465	14,892
Discounts/unearned loan fees	19,093	22,267
Premiums/deferred costs	(10,947)	(11,537)
Loans and leases receivable, net	$ 5,149,734	$ 5,168,202